ISSUED CAPITAL AND RESERVES - Common stock (Details) - Common shares - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2024
ISSUED CAPITAL AND RESERVES
Par value (in USD per share)			$ 0.001
Authorised common shares (in shares)	1,849,190,667	1,849,190,667
Issued shares, including shares held by a subsidiary of the company (in shares)	130,003,933	83,706,608
Number of shares issued (in shares)	1,849,190,667	1,849,190,667